Shareholder Report, Holdings (Details) - AssetS&P 500 Index Master Portfolio	Dec. 31, 2024
C000171784
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000171785
Holdings [Line Items]
Percent of Net Asset Value	100.10%